NATURE OF BUSINESS AND COMPANY (Details)	12 Months Ended
Feb. 28, 2026
Micware Automotive Co Ltd M A C [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware Automotive Co., Ltd. (MAC)	[1]
Business Combination, Effective Date of Acquisition	Mar. 01, 2021
Place of incorporation	Japan
Percentage of ownership	100.00%
Micware Mobility Co Ltd M M C [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware Mobility Co., Ltd. (MMC)
Business Combination, Effective Date of Acquisition	Mar. 04, 2024
Place of incorporation	Japan
Percentage of ownership	100.00%
Micware Navigations Co Ltd M N C [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware Navigations Co., Ltd. (MNC)	[2]
Business Combination, Effective Date of Acquisition	Jul. 16, 2019
Place of incorporation	Japan
Percentage of ownership	100.00%
Micware Operation Co Ltd M O P [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware Operation Co., Ltd. (MOP)
Business Combination, Effective Date of Acquisition	Mar. 04, 2024
Place of incorporation	Japan
Percentage of ownership	100.00%
Micware Create Co Ltd M C C [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware Create Co., Ltd. (MCC)
Business Combination, Effective Date of Acquisition	Mar. 01, 2024
Place of incorporation	Japan
Percentage of ownership	100.00%
Micware North America Inc M N A [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware North America, Inc. (MNA)
Business Combination, Effective Date of Acquisition	Jun. 03, 2014
Place of incorporation	California, United States
Percentage of ownership	70.00%
Micware Asia Pacific Co Ltd M A P [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware Asia Pacific Co., Ltd. (MAP)
Business Combination, Effective Date of Acquisition	Oct. 03, 2016
Place of incorporation	Thailand
Percentage of ownership	70.59%
Micware Europe Gmb H M E U [Member]
Restructuring Cost and Reserve [Line Items]
Name	Micware Europe GmbH (MEU)	[3]
Business Combination, Effective Date of Acquisition	Mar. 28, 2024
Place of incorporation	Germany
Percentage of ownership	100.00%

[1]	On March 1, 2021, the Company acquired 100% of the equity interests in HI Corporation (HI), a company engages in middleware and content development. On March 1, 2024, upon Reorganization, the Company renamed HI to MAC.
[2]	On July 16, 2019, the Company acquired 100% of the equity interests in Databroad Co., Ltd. (DB), a company engages in broadcasting and on-demand media services. On March 1, 2024, upon Reorganization, the Company renamed DB to MNC.
[3]	On March 28, 2024, the Company acquired 100% of the equity interests in O-WELL GERMANY GmbH from O-WELL corporation in order to provide mobility-related software and services to the EU and other international markets.